Leases (Details 3 - Textual) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Leases
Number of sub-lease contracts	2
Short-term portion of the lease liabilities	€ 59	€ 21
Number of finance sub-lease contracts in relation to office facilities	5
Total cash outflow for leases	€ 42	€ 12	€ 8